CMG Holdings Group, Inc.

2130 North Lincoln Park West 8N

Chicago, IL 60614

Division of Corporate Finance

Office of Technology

United States

Securities and Exchange Commission

Washington, D.C. 20549

RE:       CMG Holdings Group, Inc.

Amendment 1 to Registration Statements on Form 10

Filed May 28, 2020

File No. 000-51770

Gentlemen

This is in response to the comment letter dated June 24, 2020. We are filing an Amended Form 10 in response to your comments. Please refer the filing.

In response to your comments please see the following:

Comment 1. We have provided the disclosure that was discussed in the comment letter.

Please refer to the amended 10 that has been filed to see the changes.

Sincerely,

Glenn Laken

Glenn Laken

Chief Executive Officer